Investment Objectives and Goals - Defiance DRAM & Memory ETF	Aug. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance DRAM & Memory ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance DRAM & Memory ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the BITA AI Memory Select Index (the “Index”).